Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Subsidiaries totaled	$ 9,840,444	$ 10,839,269
Rent expenses	$ 730,718	$ 1,348,586	$ 1,397,547